Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.	INTANGIBLE ASSETS, NET

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Trademarks	68,380	(38,713)	29,667	4,273
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,870	(1,870)	—	—
Licensing agreements	2,667	(2,667)	—	—

	108,967	(79,300)	29,667	4,273

	December 31, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,310	(34,155)	34,155
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	1,870	(1,870)	—
Licensing agreements	2,498	(2,498)	—

	108,728	(74,573)	34,155

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 1.75 to 15 years. Amortization expense was RMB6,053, RMB5,247 and RMB4,558 (US$656) for the years ended December 31, 2014, 2015 and 2016, respectively.

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2017	2018	2019	2020	2021
	RMB	RMB	RMB	RMB	RMB
Trademarks	4,577	4,577	4,573	4,554	4,554